Taxes On Income (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Corporate tax rates	24.00%	25.00%	26.00%
Tax rate in 2011	24.00%
Tax rate in 2012	23.00%
Tax rate in 2013	22.00%
Tax rate in 2014	21.00%
Tax rate in 2015	20.00%
Tax rate in 2016 and thereafter	18.00%
Corporate tax and capital gains rate for 2012 and thereafter	25.00%
Minimum percentage of income from exports	25.00%
Tax-exempt profits earned by the company's "Approved Enterprises" and "Privileged Enterprises	$ 529,129
Income tax liability	132,282
Withholding tax rate	15.00%
Liability for unrecognized tax benefits	53,183	48,791	33,348
Accrued interest and penalties	5,916	4,588
Reduction in other income taxes liabilities	4,684	1,508	6,300
Taxes on income	0	800
Available carry forward tax losses	89,323
Available carry forward tax losses non-Israeli subsidiaries	$ 26,066
Development Area A [Member]
Tax rate in 2011	10.00%
Tax rate in 2012	10.00%
Tax rate in 2013	7.00%
Tax rate in 2014	7.00%
Tax rate in 2015	6.00%
Other Regions [Member]
Tax rate in 2011	15.00%
Tax rate in 2012	15.00%
Tax rate in 2013	12.50%
Tax rate in 2014	12.50%
Tax rate in 2015	12.00%